Regulatory Capital Requirements [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Domestic, Japan [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2015:
Total capital (to risk-weighted assets):
MUFG(1)(4)	¥17,552,332	15.62%	¥8,985,223	8.00%
BTMU(1)(4)	13,730,706	15.45	7,105,250	8.00
MUTB	2,336,773	19.15	975,763	8.00
Tier1 capital (to risk-weighted assets):
MUFG(2)(4)	14,130,341	12.58	6,738,917	6.00
BTMU(2)(4)	10,848,856	12.21	5,328,937	6.00
MUTB	1,861,451	15.26	731,822	6.00
Common Equity Tier1 capital (to risk-weighted assets):
MUFG(3)(4)	12,466,619	11.09	5,054,188	4.50
BTMU(3)(4)	9,571,860	10.77	3,996,703	4.50
MUTB	1,793,578	14.70	548,867	4.50
At March 31, 2016:
Total capital (to risk-weighted assets):
MUFG	¥17,941,819	16.01%	¥8,965,148	8.00%
BTMU	14,013,211	15.66	7,156,528	8.00
MUTB	2,371,081	19.97	949,464	8.00
Tier1 capital (to risk-weighted assets):
MUFG	14,839,297	13.24	6,723,861	6.00
BTMU	11,375,227	12.71	5,367,396	6.00
MUTB	1,996,600	16.82	712,098	6.00
Common Equity Tier1 capital (to risk-weighted assets):
MUFG(5)	13,039,875	11.63	5,042,896	4.50
BTMU	9,917,731	11.08	4,025,547	4.50
MUTB	1,900,637	16.01	534,074	4.50
Stand-alone:
At March 31, 2015:
Total capital (to risk-weighted assets):
BTMU(1)(4)	¥12,466,987	17.03%	¥5,854,120	8.00%
MUTB(1)(4)	2,318,909	19.11	970,714	8.00
Tier1 capital (to risk-weighted assets):
BTMU(2)(4)	9,791,887	13.38	4,390,590	6.00
MUTB(2)(4)	1,803,581	14.86	728,035	6.00
Common Equity Tier1 capital (to risk-weighted assets):
BTMU(3)(4)	8,611,200	11.76	3,292,943	4.50
MUTB(3)(4)	1,736,419	14.31	546,027	4.50
At March 31, 2016:
Total capital (to risk-weighted assets):
BTMU	¥12,833,360	17.51%	¥5,862,233	8.00%
MUTB	2,358,700	21.08	895,049	8.00
Tier1 capital (to risk-weighted assets):
BTMU	10,446,709	14.25	4,396,675	6.00
MUTB	1,952,951	17.45	671,286	6.00
Common Equity Tier1 capital (to risk-weighted assets):
BTMU	9,019,479	12.30	3,297,506	4.50
MUTB	1,855,526	16.58	503,465	4.50

Notes:

(1)

Total capital ratio for MUFG as of March 31, 2015 has been revised from 15.68% to 15.62% on a consolidated basis. Total capital ratio for BTMU as of March 31, 2015 has been revised from 15.61% to 15.45% on a consolidated basis and 17.23% to 17.03% on a stand-alone basis. Total capital ratio for MUTB as of March 31, 2015 has been revised from 19.16% to 19.11% on a stand-alone basis. Required Total capital amount for MUFG as of March 31, 2015 has been revised from ¥8,952,125 million to ¥8,985,223 million on a consolidated basis. Required Total capital amount for BTMU as of March 31, 2015 has been revised from ¥7,034,576 million to ¥7,105,250 million on a consolidated basis and ¥5,785,339 million to ¥5,854,120 million on a stand-alone basis. Required Total capital amount for MUTB as of March 31, 2015 has been revised from ¥967,936 million to ¥970,714 million on a stand-alone basis.

(2)	Tier 1 capital ratio for MUFG as of March 31, 2015 has been revised from 12.62% to 12.58% on a consolidated basis. Tier 1 capital ratio for BTMU as of March 31, 2015 has been revised from 12.33% to 12.21% on a consolidated basis and 13.54% to 13.38% on a stand-alone basis. Tier 1 capital ratio for MUTB as of March 31, 2015 has been revised from 14.90% to 14.86% on a stand-alone basis. Required Tier 1 capital amount for MUFG as of March 31, 2015 has been revised from ¥6,714,094 million to ¥6,738,917 million on a consolidated basis. Required Tier 1 capital amount for BTMU as of March 31, 2015 has been revised from ¥5,275,932 million to ¥5,328,937 million on a consolidated basis and ¥4,339,004 million to ¥4,390,590 million on a stand-alone basis. Required Tier 1 capital amount for MUTB as of March 31, 2015 has been revised from ¥725,952 million to ¥728,035 million on a stand-alone basis.
(3)	Common Equity Tier 1 capital ratio for MUFG as of March 31, 2015 has been revised from 11.14% to 11.09% on a consolidated basis. Common Equity Tier 1 capital ratio for BTMU as of March 31, 2015 has been revised from 10.88% to 10.77% on a consolidated basis and 11.90% to 11.76% on a stand-alone basis. Common Equity Tier 1 capital ratio for MUTB as of March 31, 2015 has been revised from 14.35% to 14.31% on a stand-alone basis. Required Common Equity Tier 1 capital amount for MUFG as of March 31, 2015 has been revised from ¥5,035,570 million to ¥5,054,188 million on a consolidated basis. Required Common Equity Tier 1 capital amount for BTMU as of March 31, 2015 has been revised from ¥3,956,949 million to ¥3,996,703 million on a consolidated basis and ¥3,254,253 million to ¥3,292,943 million on a stand-alone basis. Required Common Equity Tier 1 amount for MUTB as of March 31, 2015 has been revised from ¥544,464 million to ¥546,027 million on a stand-alone basis.
(4)	The revisions reflect corrections of errors in the risk weighting applied to certain assets, mostly residential mortgage loans, and certain other adjustments made under Basel I standards to obtain amounts that were used for floor adjustments in determining the amounts of risk-weighted assets of MUFG, BTMU and MUTB under Basel III standards. Although these revisions did not affect our compliance with the applicable Japanese regulatory capital requirements, MUFG, BTMU and MUTB voluntarily revised the information previously submitted to the FSA and publicly announced the revisions.
(5)	Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 0.625% and a G-SIB surcharge of 0.375% as of March 31, 2016. As of the same date, the countercyclical buffer applicable to MUFG is nil.

Foreign, United States of America [Member] | MUB [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		For capital adequacy purposes		Ratios OCC requires to be “well capitalized”
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUB:
At December 31, 2014 (U.S. Basel III):
Total capital (to risk-weighted assets)	$13,656	14.78%	$7,389	8.00%	$9,237	10.00%
Tier I capital (to risk-weighted assets)	12,088	13.09	5,080	5.50	5,542	6.00
Tier I capital (to quarterly average assets)(1)	12,088	11.09	4,361	4.00	5,452	5.00
Common Equity Tier I capital (to risk-weighted assets)	12,087	13.09	n/a	n/a	n/a	n/a
At December 31, 2015 (U.S. Basel III):
Total capital (to risk-weighted assets)	$14,003	14.91%	$7,514	8.00%	$9,393	10.00%
Tier I capital (to risk-weighted assets)	12,384	13.18	5,636	6.00	7,514	8.00
Tier I capital (to quarterly average assets)(1)	12,384	11.03	4,490	4.00	5,612	5.00
Common Equity Tier I capital (to risk-weighted assets)	12,384	13.18	4,227	4.50	6,105	6.50

Note:

(1)	Excludes certain intangible assets.

Foreign, United States of America [Member] | MUAH [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUAH:
At December 31, 2014 (U.S. Basel I):
Total capital (to risk-weighted assets)	$14,246	14.74%	$7,733	8.00%
Tier I capital (to risk-weighted assets)	12,367	12.79	3,867	4.00
Tier I capital (to quarterly average assets)(1)	12,367	11.25	4,396	4.00
At December 31, 2015 (U.S. Basel III):
Total capital (to risk-weighted assets)	$14,747	15.56%	$7,582	8.00%
Tier I capital (to risk-weighted assets)	12,923	13.64	5,687	6.00
Tier I capital (to quarterly average assets)(1)	12,923	11.40	4,535	4.00
Common Equity Tier I capital (to risk-weighted assets)	12,920	13.63	4,265	4.50

Note:

(1)	Excludes certain intangible assets.